Cost of Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Cost of Revenue [Abstract]
Schedule of Cost of Revenue
	Six Months Ended June 30,
	2024	2023
Purchase of finished goods	€5,375,537	€6,012,282
Purchase of raw materials	1,056	927
Outsourcing service	2,550	504
Inventory adjustment	(263,201)	-
	€5,115,942	€6,013,713